Reporting entity and group information	12 Months Ended
Dec. 31, 2021
Reporting Entity And Group Information [Abstract]
Reporting entity and group information
1	Reporting entity and group information

1.1	Reporting entity

ADS-TEC Energy PLC and its subsidiaries (“ADSE”) provide highly efficient battery storage solutions and ultra-high-power charging systems for electric vehicles to a broad range of customers. Its scalable systems are designed for use in private homes, public buildings, commercial enterprises, industrial and infrastructure solutions and self-sufficient energy supply systems, with capacities up to the multi-megawatt range.

ADS-TEC Energy PLC (“ADSE Holdco” or “the Company”) is domiciled in 10 Earlsfort Terrace, Dublin 2, D02 T380, Ireland. The Company is a public limited-company incorporated in Ireland. Prior to December 22, 2021, ADSE Holdco was a shell company with no active business or subsidiaries. As part of the SPAC merger and the business combination ads-tec Energy GmbH (ADSE GM) became part of ADSE (see note 1.3).

The board of directors of ADSE Holdco authorized the consolidated financial statements on April 27, 2022.

1.2	Group information

The consolidated financial statements of ADSE include:

Dec. 31, 2021			Shareholding
Group companies			Direct or indirect
ADS-TEC Energy PLC	Dublin	Ireland	Parent company
ads-tec Energy GmbH	Nürtingen	Germany	100%
ads-tec Energy, Inc.	Sarasota	USA	100%

ads-tec Energy, Inc. (ADSE US) was founded on October 01, 2021 and is a wholly-owned subsidiary of ADSE GM. ADSE US focuses on the sale and distribution of products in North America.

As of the reporting date shareholders of ADSE Holdco are as follows:

Shareholders	Ordinary shares	Percentage
ads-tec Holding GmbH	17,620,882	36.10%
Bosch Thermotechnik GmbH	8,062,451	16.52%
Robert Bosch GmbH	2,400,000	4.92%
Others	20,724,565	42.46%
Total	48,807,898	100%

Entities with significant Influence over ADSE

ads-tec Holding GmbH (ADSH) owns 36.10% of the ordinary shares in ADSE Holdco and thus has significant influence over ADSE.

1.3	The business combination

ADSE was formed on December 22, 2021 by closing the business combination agreement dated August 10, 2021 between ads-tec Energy PLC (ADSE Holdco or Company), European Sustainable Growth Acquisition Corp (EUSG), EUSG II Corporation (EUSG II) and ads-tec Energy GmbH (ADSE GM).

The involved parties and the transactions are summarized below:

●	ADS-TEC Energy PLC is an Irish public limited company wholly owned by EUSG which was incorporated on July 26, 2021. The Company owns no material assets and does not operate any business. The Company was incorporated solely for the purpose of effectuating the business combination and is the new listing company on the consummation of the business combination.

●	European Sustainable Growth Acquisition Corp (EUSG) is a blank check company incorporated as a Cayman Islands exempted company on November 10, 2020. On January 26, 2021, EUSG consummated its initial public offering (the “IPO”) of 12,500,000 units (the “units”) within the NASDAQ. On January 27, 2021, EUSG issued an additional 1,875,000 Units pursuant to the exercise of the underwriters’ over-allotment option in full. Each unit consists of one class A ordinary share of EUSG, par value $0.0001 per share (“class A ordinary shares”), and one-half of one redeemable warrant of EUSG (“public warrant”), with each whole warrant entitling the holder thereof to purchase one Class A ordinary share for USD 11.50 per share. The units were sold at a price of USD 10.00 per unit, generating gross proceeds to EUSG of USD 143,750,000. Simultaneously with the consummation of the IPO, EUSG completed the private sale (“private placement”) of an aggregate of 4,375,000 warrants (“private placement warrants”) to LRT Capital LLC (the “sponsor”) and the underwriters at a purchase price of $1.00 per private placement warrant, generating gross proceeds to EUSG of kUSD 4,375. EUSG has not conducted any other business combination except the business combination with ADSE GM.

●	EUSG II Corporation (“EUSG II”) is a Cayman Islands exempted company wholly owned by ADSE Holdco and was incorporated solely for the purpose of effectuating the business combination. EUSG II was incorporated under the laws of the Cayman Islands on July 30, 2021. EUSG II owns no material assets and does not operate any business.

●	ads-tec Energy GmbH (ADSE GM) is a German limited liability company active in development, production and distribution of products and services in the fields of energy management, e-mobility and renewable energies. Prior to the merger, the equity holders of ADSE GM were ads-tec Holding GmbH (ADSH) and Bosch Thermotechnik GmbH (Bosch).

Following the merger, ADSE Holdco became the parent and ADSE GM became its direct subsidiary. Other aforementioned entities were merged with ADSE Holdco.

The merger was effectuated as follows:

●	Step 1: On July 26, 2021, EUSG (blank check company) formed ADSE Holdco, an Irish public limited company, which on July 30, 2021, formed the EUSG II, a Cayman Islands exempted company.

●	Step 2: On December 21, 2021 private investors - including affiliates of EUSG sponsor, ADSH, Bosch, EarlyBirdCapital, Inc. and certain officers and directors of EUSG (“PIPE investors”) contributed USD 152 million cash (EUR 134.5 million) to EUSG for 15.2 million shares of EUSG. Furthermore, an additional investor subscribed for additional 400,000 shares of EUSG for an amount of USD 4 million (EUR 3,5 million) which were paid in after the completion of the business combination.

●	Step 3: On December 22, 2021 EUSG merged with EUSG II, with the EUSG II being the surviving entity. Pursuant to the EUSG’s charter, EUSG’s public shareholders, holding 14,435,000 EUSG class A ordinary shares, were offered the opportunity to redeem, upon the consummation of the business combination, EUSG class A ordinary shares held by them for cash equal to their pro rata share of the aggregate amount on deposit in the trust account. In total 9,504,185 EUSG class A ordinary shares were redeemed for USD 95.1 million (EUR 84.1 million). Subsequently each remaining outstanding ordinary share of EUSG, in total 4,870,815 class A ordinary shares contributing a total of USD 48.7 million (EUR 43.1 million) to EUSG equity, was automatically cancelled in exchange for an ordinary share of ADSE Holdco (the parent of EUSG II). Correspondingly, each EUSG public and private placement warrant was converted into one ADSE Holdco public and private placement warrant respectively. EUSG II was merged into ADSE Holdco with the ADSE Holdco remaining as the surviving entity.

●	Step 4: Immediately following the EUSG merger, on December 22, 2021 the equity holders of ADSE GM - ADSH and Bosch, exchanged their equity interest in ADSE GM for an aggregate cash consideration of EUR 20.0 million to Bosch and 24,683,333 ADSE Holdco ordinary shares to ADSH and Bosch with their respective portions.

Accounting implications

●	The contribution of the PIPE investors, described in step 2 above, resulted in the issuance of the Company’s ordinary shares, leading to increases in subscribed capital and capital reserves.

●	The merger of the Company and ADSE GM is not within the scope of IFRS 3 - Business combinations since the Company does not meet the definition of a business in accordance with IFRS 3. Instead the transaction is accounted for within the scope of IFRS 2 - Share-based payments. Any excess of the fair value of the Company’s ordinary shares issued to EUSG shareholders over the fair value of EUSG identifiable net assets acquired represents compensation for services (share listing expense) and is expensed as incurred. Refer to note 4.1.6 for the calculation of the share listing expense.

●	The Bosch and ADSH equity share exchange in ADSE GM to the Company’s ordinary shares is a capital reorganization under IFRS. This capital reorganization is accounted for as a recapitalization, with ADSE GM being the accounting predecessor.